Fees Summary	Apr. 08, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 789,000
Previously Paid Amount	0.00
Total Fee Amount	120.80
Total Offset Amount	0.00
Net Fee	120.80
Narrative - Max Aggregate Offering Price	$ 789,000
Final Prospectus	true